Nonexempt Party In Interest (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, participant contributions remitted	$ 99,411	$ 141,369	$ 110,383